Condensed Consolidating Financial Information PP Income Statement (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Dec. 31, 2015 [2]	Sep. 30, 2015 [2]	Jun. 30, 2015 [2]	Mar. 31, 2015 [2]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Total operating revenues		$ 232	$ 272	$ 283	$ 234	$ 224	$ 256	$ 259	$ 214	$ 1,021	[3]	$ 953	[3]	$ 828	[3]
Operating Costs and Expenses [Abstract]
Cost of operations	[3]									306		321		277
Depreciation and amortization	[3]									297		297		233
General and administrative	[3]									14		10		8
Acquisition-related transaction and integration costs	[3]									1		3		4
Total operating costs and expenses	[3]									801		631		522
Operating Income		(99)	118	128	73	71	102	99	50	220	[3]	322	[3]	306	[3]
Equity in earnings (losses) of consolidated affiliates										0		0		0
Equity in earnings of unconsolidated affiliates	[3],[4]									60		31		22
Loss on debt extinguishment	[3],[4]									0		(9)		(1)
Other income, net	[3]									3		3		6
Interest expense	[3]									(268)		(254)		(211)
Total other income (expense), net	[3]									(205)		(229)		(184)
Net Income		$ (139)	$ 67	$ 81	$ 6	$ 20	$ 47	$ 50	$ (24)	15	[3],[5]	93	[3],[5],[6]	122	[3],[5],[6]
Net Income (Loss) Attributable to Noncontrolling Interest	[3]									(142)		(51)		3
Net Income Attributable to NRG Yield LLC	[3]									157		144		119
NRG Yield LLC [Member]
Condensed Income Statements, Captions [Line Items]
Total operating revenues										0		0		0
Operating Costs and Expenses [Abstract]
Cost of operations										0		0		0	[7],[8]
Depreciation and amortization										0		0		0	[7],[8]
General and administrative										2		0		0	[7],[8]
Acquisition-related transaction and integration costs										0		0		0
Total operating costs and expenses										2		0		0	[7],[8]
Operating Income										(2)		0		0	[7],[8]
Equity in earnings (losses) of consolidated affiliates										159		144		118	[7],[8]
Equity in earnings of unconsolidated affiliates										0		0		0	[7],[8]
Loss on debt extinguishment												0		0
Other income, net										0		0		1	[7],[8]
Interest expense										0		0		0	[7],[8]
Total other income (expense), net										159		144		119	[7],[8]
Net Income										157		144	[9],[10],[11],[12]	119	[13],[14]
Net Income (Loss) Attributable to Noncontrolling Interest										0	[15]	0		0	[7],[8]
Net Income Attributable to NRG Yield LLC										157	[15]	144		119	[7],[8]
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Total operating revenues										22		21		24	[7],[8]
Operating Costs and Expenses [Abstract]
Cost of operations										14		14		16
Depreciation and amortization										5		4		4
General and administrative										0		0		0
Acquisition-related transaction and integration costs										0		0		0
Total operating costs and expenses										19		18		20
Operating Income										3		3		4
Equity in earnings (losses) of consolidated affiliates										10		(43)		(22)
Equity in earnings of unconsolidated affiliates										9		(2)		0
Loss on debt extinguishment												0		0
Other income, net										0		0		0
Interest expense										0		0		0
Total other income (expense), net										19		(45)		(22)
Net Income										22		(42)		(18)
Net Income (Loss) Attributable to Noncontrolling Interest										0		0		0
Net Income Attributable to NRG Yield LLC										22		(42)		(18)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Total operating revenues										999		922		804	[8]
Operating Costs and Expenses [Abstract]
Cost of operations										292		307		261	[8]
Depreciation and amortization										292		293		229	[8]
General and administrative										0		0		0	[8]
Acquisition-related transaction and integration costs										0		0		0
Total operating costs and expenses										767		600		490	[8]
Operating Income										232		322		314	[8]
Equity in earnings (losses) of consolidated affiliates										0		0		0	[8]
Equity in earnings of unconsolidated affiliates										21		8		3	[8]
Loss on debt extinguishment												(9)		(1)
Other income, net										3		3		5	[8]
Interest expense										(202)		(202)		(186)	[8]
Total other income (expense), net										(178)		(200)		(179)	[8]
Net Income										54		122	[11],[12]	135	[8]
Net Income (Loss) Attributable to Noncontrolling Interest										(1)		(2)		0	[8]
Net Income Attributable to NRG Yield LLC										55		124		135	[8]
NRG Yield Operating LLC [Member]
Condensed Income Statements, Captions [Line Items]
Total operating revenues										1		10		0	[8]
Operating Costs and Expenses [Abstract]
Cost of operations										1		0		0	[8]
Depreciation and amortization										0		0		0	[8]
General and administrative										12		10		8	[8]
Acquisition-related transaction and integration costs										1		3		4
Total operating costs and expenses										14		13		12	[8]
Operating Income										(13)		(3)		(12)	[8]
Equity in earnings (losses) of consolidated affiliates										66		123		139	[8]
Equity in earnings of unconsolidated affiliates										30		25		19	[8]
Loss on debt extinguishment												0		0
Other income, net										0		0		0	[8]
Interest expense										(66)		(52)		(25)	[8]
Total other income (expense), net										30		96		133	[8]
Net Income										17		93	[11],[12]	121	[8]
Net Income (Loss) Attributable to Noncontrolling Interest										(142)		(51)		3	[8]
Net Income Attributable to NRG Yield LLC										159		144		118	[8]
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Total operating revenues										(1)		0		0	[8],[16]
Operating Costs and Expenses [Abstract]
Cost of operations										(1)		0		0	[8],[16]
Depreciation and amortization										0		0		0	[8],[16]
General and administrative										0		0		0	[8],[16]
Acquisition-related transaction and integration costs										0		0		0
Total operating costs and expenses										(1)		0		0	[8],[16]
Operating Income										0		0		0	[8],[16]
Equity in earnings (losses) of consolidated affiliates										(235)		(224)		(235)	[8],[16]
Equity in earnings of unconsolidated affiliates										0		0		0	[8],[16]
Loss on debt extinguishment												0		0
Other income, net										0		0		0	[8],[16]
Interest expense										0		0		0	[8],[16]
Total other income (expense), net										(235)		(224)		(235)	[8],[16]
Net Income										(235)		(224)	[11],[12],[17],[18]	(235)	[14],[19]
Net Income (Loss) Attributable to Noncontrolling Interest										1		2		0	[8],[16]
Net Income Attributable to NRG Yield LLC										$ (236)	[20]	$ (226)		$ (235)	[8],[16]

[1]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[2]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted, as discussed in Note 1, Nature of Business.
[7]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[8]	(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[9]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[10]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[11]	(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[12]	(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[13]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[14]	(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[15]	Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[16]	(b) All significant intercompany transactions have been eliminated in consolidation.
[17]	(b) All significant intercompany transactions have been eliminated in consolidation.
[18]	(b) All significant intercompany transactions have been eliminated in consolidation.
[19]	(b) All significant intercompany transactions have been eliminated in consolidation.
[20]	All significant intercompany transactions have been eliminated in consolidation.